Impairment losses	12 Months Ended
Mar. 31, 2025
Impairment losses
Impairment losses

4. Impairment losses
Impairment occurs when the carrying value of assets is greater than the present value of the net cash flows they are expected to generate. We review the carrying value of assets for each country in which we operate at least annually. For further details of our impairment review process see ‘Critical accounting judgements and key sources of estimation uncertainty’ in note 1 ‘Basis of preparation’ to the consolidated financial statements.
Accounting policies
Goodwill
Goodwill is not subject to amortisation but is tested for impairment annually or whenever there is an indication that the asset may be impaired.
For the purpose of impairment testing, assets are grouped at the lowest levels for which there are separately identifiable cash flows, known as cash-generating units. The determination of the Group’s cash-generating units is primarily based on the geographic area where the Group supplies communications services and products. If cash flows from assets within one jurisdiction are largely independent of the cash flows from other assets in that same jurisdiction and management monitors performance separately, multiple cash-generating units are identified within that geographic area.
If the recoverable amount of the cash-generating unit is less than the carrying amount of the unit, the impairment loss is allocated first to reduce the carrying amount of any goodwill allocated to the unit and then to the other assets of the unit pro-rata
on the basis of the carrying amount of each asset in the unit. Impairment losses recognised for goodwill are not reversible in subsequent periods.
The recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax
discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.
Management prepares formal five-year plans for the Group’s cash-generating units, which are the basis for the value in use calculations.
Property, plant and equipment, finite-lived intangible assets and equity-accounted investments
At each reporting period date, the Group reviews the carrying amounts of its property, plant and equipment, finite lived intangible assets and equity-accounted investments to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent, if any, of the impairment loss. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs.
If the recoverable amount of an asset or cash-generating unit is estimated to be less than its carrying amount, the carrying amount of the asset or cash-generating unit is reduced to its recoverable amount and an impairment loss is recognised immediately in the consolidated income statement.
Where there has been a change in the estimates used to determine recoverable amount and an impairment loss subsequently reverses, the carrying amount of the asset or cash-generating unit is increased to the revised estimate of its recoverable amount, not to exceed the carrying amount that would have been determined had no impairment loss been recognised for the asset or cash-generating unit in prior years and an impairment loss
reversal is recognised immediately in the consolidated income statement.
Impairment review
Following our annual impairment review, the following impairments were recognised in the year ended 31 March 2025:

–
Germany:
€
4,350 million, which has primarily arisen from the impacts of significantly lower EBITDAaL performance in the year ended 31 March 2025 and lower medium term EBITDAaL growth expectations on our determination of value in use. The key driver of both changes is materially higher competitive intensity, in the mobile market in the current year compared to the prior year ended 31 March 2024, impacting our expectations of future cash generation.; and

–	Romania: € 165 million, reflects a discount rate increase, specifically an increase in the risk-free rate, and a downward revision of the five-year business plan.
In the prior year ended 31 March 2024, the Group recognised a reversal of a
€
64 million impairment in the consolidated income statement within operating profit which related to our previous investment in Indus Towers Limited. Further details of events that led to the recognition of this reversal are provided later in this note.
Goodwill
The remaining carrying value of goodwill at 31 March was as follows:

	2025 €m	2024 € m

Germany	15,985	20,335

Other	4,529	4,621

	20,514	24,956

Key assumptions used in the value in use calculations
The key assumptions used in determining the value in use are:

Assumption	How determined

Projected adjusted EBITDAaL

Projected adjusted EBITDAaL has been based on experience adjusted for the following:

–  In Europe, mobile revenue is expected to benefit from increased usage as customers transition to higher data bundles, and new consumer and business products and services are introduced. Fixed revenue is forecast to grow as penetration is increased and more products and services are sold to customers;

–  Outside of Europe, revenue is expected to continue to grow as the penetration of faster data-enabled devices rises along with higher data bundle attachment rates, and new products and services are introduced; and

–  Margins are expected to be impacted by negative factors such as the cost of acquiring and retaining customers in increasingly competitive markets and by positive factors such as the efficiencies expected from the implementation of Group initiatives.

Projected capital expenditure

The cash flow forecasts for capital expenditure are based on experience and include the ongoing capital expenditure required to maintain our networks, provide products and services in line with customer expectations, including of higher data volumes and speeds, and to meet the population coverage requirements of certain of the Group’s licences. In Europe, capital expenditure is required to roll out capacity-building next generation 5G and gigabit networks. Outside of Europe, capital expenditure will be required for the continued rollout of current and next generation mobile networks in emerging markets. Capital expenditure includes cash outflows for the purchase of owned property, plant and equipment and computer software.

Projected licence and spectrum payments

To enable the continued provision of products and services, the cash flow forecasts for licence and spectrum payments for each relevant cash-generating unit include amounts for expected renewals and newly available spectrum. Beyond the five-year forecast period, a long-run
cost of spectrum is assumed.

Assumption	How determined

Long-term growth rate

For the purposes of the Group’s value in use calculations, a long-term growth rate into perpetuity is applied immediately at the end of the five-year forecast period and is based on the lower of:

–  The nominal GDP growth rate forecasts for the country of operation; and

–  The long-term compound annual growth rate in adjusted EBITDAaL as estimated by management.

Long-term compound annual growth rates determined by management may be lower than forecast nominal GDP growth rates due to the following market-specific factors: competitive intensity levels, maturity of business, regulatory environment or sector-specific inflation expectations.

Pre-tax discount rate

The
pre-tax
discount rate for each cash-generating unit is derived such that when applied to pre-tax
cash flows it gives the same result as when the observable
post-tax
weighted average cost of capital is applied to
post-tax
cash flows.

The assumptions used to develop discount rates for each cash-generating unit are benchmarked to externally available data.

–  The
 risk-free
rate is derived from an average yield of a ten-year bond issued by the government in each cash-generating unit’s respective country of operations;

–  The forward-looking equity market risk premium (an investor’s required rate of return over and above a risk-free rate) is based on studies by independent economists, the long-term average equity market risk premium and the market risk premiums typically used by valuation practitioners;

–  The asset beta reflecting the systematic risk of the telecommunications segment relative to the market is determined from betas observed for comparable listed telecommunications companies; and

–  The region-specific leverage ratios are estimated from ratios observed for comparable listed telecommunications companies.

Each cash-generating unit’s discount rate is determined in nominal terms to match their nominal estimates of future cash flows.

Changes in
risk-free
 rates have increased and decreased the cash-generating unit discount rates in the current year.

The Group performs its annual impairment test for goodwill and indefinite lived intangible assets at 31 March and when there is an indicator of impairment of an asset. At each reporting period date, judgement is exercised by management in determining whether any internal or external sources of information observed are indicative that the carrying amount of any of the Group’s cash generating units is not recoverable.
Year ended 31 March 2025
For the year ended 31 March 2025, the Group recorded impairment charges of
€
4.4 billion and
€
0.2 billion with respect to the Group’s investments in Germany and Romania respectively. The impairment charges relate solely to goodwill and are recognised in the consolidated income statement within operating loss.
The goodwill impairment charges reflect management’s latest assessment of likely trading and economic conditions, including the drivers of the reduction in Germany EBITDAaL from the year ended 31 March 2024 to the year ended 31 March 2025, in the five-year business plan. The carrying values of Germany and Romania have been reduced to their value in use estimates of
€
30.9 billion and
€
0.6 billion respectively.
Value in use assumptions
The table below shows key assumptions used in the value in use calculations of Germany and Romania:

	Assumptions used in value in use calculations

	Germany %	Romania %

Pre-tax discount rate	7.8	11.0

Long-term growth rate	1.2	2.5

Projected adjusted EBITDAaL CAGR 1	1.3	1.5

Projected capital expenditure 2	17.6 - 20.7	9.2 - 11.0
Sensitivity
analysis
The recoverable amount estimate of the UK exceeds carrying value by
€
1.0 billion. If the assumptions used in the impairment review were changed to a greater extent than as presented in the following table, the changes would, in isolation, lead to an impairment
loss being recognised for the year ended 31 March 2025.

Change required for carrying value to equal recoverable amount

UK pps

Pre-tax discount rate	1.5

Long-term growth rate	(1.4)

Projected adjusted EBITDAaL CAGR 1	(2.0)

Projected capital expenditure 2	3.3
Notes:

1.	Projected adjusted EBITDAaL CAGR is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.

2.
Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

For the Group’s operations in Germany and Romania management has prepared the following sensitivity analysis to the base case recoverable amount less carrying value for changes in pre-tax
discount rate and projected adjusted EBITDAaL CAGR
1
assumptions. The associated impact of the change in each key assumption does not consider any consequential impact on other assumptions used in the impairment review.

	Recoverable amount less carrying value

	Germany € bn	Romania € bn

Base case (prior to impairment charge recognition)	(4.4)	(0.2)

Change in pre-tax discount rate

Decrease by 0.5pps	(1.7)	(0.1)

Increase by 0.5pps	(6.6)	(0.2)

Change in projected adjusted EBITDAaL CAGR 1

Decrease by 2.0pps	(7.6)	(0.2)

Increase by 2.0pps	(0.8)	(0.1)
Note:

1.	Projected adjusted EBITDAaL CAGR is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.
Year ended 31 March 2024
The disclosures below for the year ended 31 March 2024 are as previously disclosed in the Annual Report for the year ended 31 March 2024.
Indus Towers Limited
Management
determined
the recoverable amount of the Group’s investment in Indus Towers on a fair value less costs to sell basis. Indus Towers’ share price was
observable in a quoted market and
was
considered a level 1 input under the fair value hierarchy
 in IFRS 13 ‘Fair Value Measurement’.
The share price of INR291.15 per share implied a recoverable amount of INR165 billion (
€
1.8 billion), which
exceeded
the carrying value of the Group’s investment at the same date. The increase in recoverable amount supported
the reversal of the prior year impairment of
€
64 million.
Value in use assumptions
The table below shows key assumptions used in the value in use calculation for Germany as its carrying amount of goodwill is significant in comparison with
the Group’s total carrying amount of goodwill.

Assumptions used in value in use calculations

Germany %

Pre-tax discount rate	8.3

Long-term growth rate	1.0

Projected adjusted EBITDAaL CAGR 1	2.4

Projected capital expenditure 2	17.4-19.9

Sensitivity analysis
The estimated recoverable amounts of the Group’s operations in Germany and the UK exceeded
their carrying values by
€
2.3 billion and
€
1.6 billion respectively. If the assumptions used in the impairment review were changed to a greater extent than as presented in the following table, the changes would, in isolation, have led
to an impairment loss being recognised for the year ended 31 March 2024.

	Change required for carrying value to equal recoverable amount

	Germany pps	UK pps

Pre-tax discount rate	0.5	2.2

Long-term growth rate	(0.4)	(2.1)

Projected adjusted EBITDAaL CAGR 1	(1.2)	(2.9)

Projected capital expenditure 2	3.9	4.9
Notes:

1.	Projected adjusted EBITDAaL CAGR is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.

2.
Projected capital expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash-generating units of the plans used for impairment testing.

Year ended 31 March 2023
The disclosures below for the year ended 31 March 2023 are as previously disclosed
in the Annual Report for the year ended 31 March 2023.
Indus Towers Limited
The Group’s investment in Indus Towers was tested for impairment at 31 March 2023 following a decline in Indus Towers’ quoted share price. Management concluded that fair value less costs to sell was the appropriate basis to determine the recoverable amount of the Group’s investment. Indus Towers’ share price was observable in a quoted market and was considered a level 1 input under the fair value hierarchy in IFRS 13 ‘Fair Value Measurement’. The share price of INR
143.00 per share implied a recoverable amount of INR81 billion (
€
0.9 billion) which was lower than the carrying value of the investment at the same date. An impairment charge of
€
64 million was recognised to reduce the carrying value of the Group’s investment
to the
recoverable
amount in the Group’s consolidated statement of financial position.
Value in use assumptions
The table below shows key assumptions used in the value in use calculations, and separately presented cash-generating units for which the carrying amount of goodwill is significant in comparison with the Group’s total carrying amount of goodwill:

	Assumptions used in value in use calculations

	Germany %	Italy %

Pre-tax discount rate	7.8	8.9

Long-term growth rate	0.6	1.5

Projected adjusted EBITDAaL CAGR 1	1.8	1.0

Projected capital expenditure 2	19.4-19.8	16.5-17.9
Sensitivity
analysis
The estimated recoverable amounts of the Group’s operations in Germany, Italy, the UK, and Spain exceeded
their carrying values by
€
3.2 billion,
€
0.2 billion,
€
1.3 billion, and
€
0.4 billion respectively. If the assumptions used in the impairment review were changed to a greater extent than as presented in the following table, the changes would, in isolation, have led
to an impairment loss being recognised for the year ended 31 March 2023.

	Change required for carrying value to equal recoverable amount

	Germany pps	Italy pps	UK pps	Spain pps

Pre-tax discount rate	0.6	0.2	1.6	0.5

Long-term growth rate	(0.6)	(0.2)	(1.9)	(0.6)

Projected adjusted EBITDAaL CAGR 1	(1.8)	(0.5)	(4.1)	(1.5)

Projected capital expenditure 2	5.5	0.9	4.2	2.2
Notes:

1.	Projected adjusted E BIT DAaL CAGR is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.

2.
Projected
capital
expenditure, which excludes licences and spectrum, is expressed as capital expenditure as a percentage of revenue in the initial five years for all cash
-generating units of the plans used for impairment testing.

For the Group’s
operations
in Italy and Spain management prepared the following sensitivity analysis for changes in pre-tax
discount rate and projected adjusted EBITDAaL CAGR
1
assumptions. The associated impact of the change in each key assumption did
 not
consider
any consequential impact on other assumptions used in the impairment review.

	Recoverable amount less carrying value

	Italy € bn	Spain € bn

Base case as at 31 March 2023	0.2	0.4

Change in pre-tax discount rate

Decrease by 1pps	1.4	1.3

Increase by 1pps	(0.8)	(0.3)

Change in projected adjusted EBITDAaL CAGR 1

Decrease by 5pps	(1.6)	(0.8)

Increase by 5pps	2.3	1.8
Note:

1.	Projected adjusted EBITDAaL CAGR is expressed as the compound annual growth rates in the initial five years for all cash-generating units of the plans used for impairment testing.